Income taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax rate
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable / Panama	(15.20%)	(10.20%)	(16.80%)
Stations - Taxable / Non Panama	0.60%	(0.70%)	0.20%
Stations - Non Taxable / Non Panama	(1.00%)	(1.10%)	(2.30%)
Dividend tax	4.50%	2.80%	4.40%
Over provided in prior periods	0.00%	0.00%	(0.10%)
Provision for income taxes	13.80%	15.90%	10.40%
Net profit	$ 608,114	$ 514,097	$ 348,054
Total income tax expense	97,674	97,005	40,176
Profit before taxes	705,788	611,102	388,230
Income taxes at Panamanian statutory rates	176,447	152,776	97,057
Stations - Taxable / Panama	(107,360)	(62,113)	(65,384)
Stations - Taxable / Non Panama	4,163	(4,414)	945
Stations - Non Taxable / Non Panama	(6,808)	(6,483)	(8,961)
Dividend tax	31,495	17,257	17,145
Over provided in prior periods	(263)	(18)	(626)
Provision for income taxes	$ 97,674	$ 97,005	$ 40,176